Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowances		$ 15,175
Identifiable intangible assets, accumulated amortization	$ 33,283	$ 32,887
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	35,311,418	34,732,192
Treasury stock	19,438,358	18,694,047